Operating segments - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	₽ 37,689	₽ 33,397	₽ 34,326
Cash and settlement service fees	1,378	500	512
Platform and marketing services related fees	2,055	958	794
Fees for guarantees issued	1,523	723	440
Other revenue	407	333	208
Total revenue from contracts with customers	43,052	35,911
PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	37,689	33,397
Cash and settlement service fees	1,299	114
Platform and marketing services related fees	119	145
Fees for guarantees issued	17	20
Other revenue	374	322
Total revenue from contracts with customers	39,498	33,998
CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees	79	386
Platform and marketing services related fees	1,936	813
Fees for guarantees issued	1,506	703
Other revenue	33	11
Total revenue from contracts with customers	₽ 3,554	₽ 1,913
Continuing and discontinued operations
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees			34,326
Cash and settlement service fees			1,326
Installment cards related fees			827
Platform and marketing services related fees			809
Fees for guarantees issued			440
Other revenue			297
Total revenue from contracts with customers			38,025
Continuing and discontinued operations | PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees			34,326
Cash and settlement service fees			80
Platform and marketing services related fees			133
Fees for guarantees issued			23
Other revenue			168
Total revenue from contracts with customers			34,730
Continuing and discontinued operations | CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees			1,246
Installment cards related fees			827
Platform and marketing services related fees			676
Fees for guarantees issued			417
Other revenue			129
Total revenue from contracts with customers			₽ 3,295